Intangible Assets, Net - Summary of Finite-Lived Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Gross carrying value	¥ 2,155,957		¥ 2,127,848
Accumulated amortization and impairment	(1,543,543)		(1,386,190)
Net carrying value	612,414	$ 93,857	741,658
Intellectual Property Rights
Finite Lived Intangible Assets [Line Items]
Gross carrying value	473,360		479,276
Accumulated amortization and impairment	(190,057)		(190,086)
Net carrying value	283,303	43,418	289,190
Traffic Acquisition Agreement
Finite Lived Intangible Assets [Line Items]
Gross carrying value	546,150		546,150
Accumulated amortization and impairment	(546,150)		(546,150)
Net carrying value	0	0	0
Published Mobile Games
Finite Lived Intangible Assets [Line Items]
Gross carrying value	499,880		457,753
Accumulated amortization and impairment	(462,852)		(316,671)
Net carrying value	37,028	5,675	141,082
Trademarks
Finite Lived Intangible Assets [Line Items]
Gross carrying value	165,281		204,563
Accumulated amortization and impairment	(110,854)		(143,620)
Net carrying value	54,427	8,341	60,943
User List
Finite Lived Intangible Assets [Line Items]
Gross carrying value			3,396
Accumulated amortization and impairment			(849)
Net carrying value			2,547
Online Literature
Finite Lived Intangible Assets [Line Items]
Gross carrying value	151,168		162,610
Accumulated amortization and impairment	(53,645)		(40,014)
Net carrying value	97,523	14,946	122,596
Domain Names
Finite Lived Intangible Assets [Line Items]
Gross carrying value	186,650		140,631
Accumulated amortization and impairment	(108,671)		(99,145)
Net carrying value	77,979	11,951	41,486
Technology
Finite Lived Intangible Assets [Line Items]
Gross carrying value	101,730		101,730
Accumulated amortization and impairment	(49,996)		(29,650)
Net carrying value	51,734	7,929	72,080
Others
Finite Lived Intangible Assets [Line Items]
Gross carrying value	31,738		31,739
Accumulated amortization and impairment	(21,318)		(20,005)
Net carrying value	¥ 10,420	$ 1,597	¥ 11,734